INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Raw materials	$ 79,288	$ 77,359
Production supplies	158,382	133,276
Work in progress	56,187	64,449
Finished goods	689,168	460,419
Spare Parts	189,154	202,776
Total Inventories	$ 1,172,179	$ 938,279